                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08471

Morgan Stanley Aggressive Equity Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
        (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2005

Date of reporting period: April 30, 2005


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY AGGRESSIVE EQUITY FUND
PORTFOLIO OF INVESTMENTS April 30, 2005 (unaudited)

     NUMBER OF
       SHARES                                                                                                     VALUE
-----------------------------------------------------------------------------------------------------------------------------
                         COMMON STOCKS (99.8%)
                         Advertising/Marketing Services (5.7%)
      157,100            Getty Images, Inc.*                                                                      $11,240,505
      150,900            Lamar Advertising Co. (Class A)*                                                           5,640,642
                                                                                                              ---------------
                                                                                                                   16,881,147
                                                                                                              ---------------
                         Air Freight/Couriers (1.5%)
       88,800            C.H. Robinson Worldwide, Inc.                                                              4,582,080
                                                                                                              ---------------
                         Apparel/Footwear (1.2%)
      137,600            Coach, Inc.*                                                                               3,687,680
                                                                                                              ---------------
                         Apparel/Footwear Retail (1.6%)
      187,300            Chico's FAS, Inc.*                                                                         4,800,499
                                                                                                              ---------------
                         Biotechnology (1.2%)
       68,400            Gen-Probe Inc.*                                                                            3,432,996
                                                                                                              ---------------
                         Broadcasting (1.2%)
      136,300            Univision Communications, Inc. (Class A)*                                                  3,583,327
                                                                                                              ---------------
                         Casino/Gaming (9.5%)
      283,200            International Game Technology                                                              7,615,248
      163,400            Penn National Gaming, Inc.*                                                                5,147,100
      179,300            Station Casinos, Inc.                                                                     11,570,229
       70,150            Wynn Resorts, Ltd.*                                                                        3,713,741
                                                                                                              ---------------
                                                                                                                   28,046,318
                                                                                                              ---------------
                         Chemicals: Agricultural (3.1%)
      157,420            Monsanto Co.                                                                               9,227,960
                                                                                                              ---------------
                         Computer Processing Hardware (2.8%)
      234,400            Dell, Inc.*                                                                                8,164,152
                                                                                                              ---------------
                         Construction Materials (1.1%)
       71,000            Rinker Group Ltd. (ADR) (Australia)                                                        3,187,900
                                                                                                              ---------------
                         Discount Stores (2.5%)
       55,900            Sears Holdings Corp.*                                                                      7,559,916
                                                                                                              ---------------
                         Electronic Production Equipment (0.5%)
       55,100            Tessera Technologies, Inc.*                                                                1,463,456
                                                                                                              ---------------
                         Financial Conglomerates (1.5%)
      122,100            Brascan Corp. (Class A) (Canada)                                                           4,398,042
                                                                                                              ---------------
                         Financial Publishing/Services (1.4%)
       51,500            Moody's Corp.                                                                              4,230,210
                                                                                                              ---------------
                         Gas Distributors (1.4%)
       71,900            Questar Corp.                                                                              4,198,960
                                                                                                              ---------------
                         Hotels/Resorts/Cruiselines (3.7%)
      223,500            Carnival Corp. (Panama)                                                                   10,924,680
                                                                                                              ---------------
                         Insurance Brokers/Services (1.3%)
       99,400            ChoicePoint, Inc.*                                                                         3,923,318
                                                                                                              ---------------
                         Internet Retail (1.0%)
       88,800            Amazon.com, Inc.*                                                                          2,873,568
                                                                                                              ---------------

                         Internet Software/Services (6.3%)
       40,400            Google, Inc. (Class A)*                                                                    8,888,000
      283,200            Yahoo!, Inc.*                                                                              9,773,232
                                                                                                              ---------------
                                                                                                                   18,661,232
                                                                                                              ---------------
                         Investment Banks/Brokers (3.4%)
       15,870            Chicago Mercantile Exchange (The)                                                          3,102,902
      136,375            Greenhill & Co., Inc.                                                                      4,295,813
       40,000            Legg Mason, Inc.                                                                           2,834,400
                                                                                                              ---------------
                                                                                                                   10,233,115
                                                                                                              ---------------
                         Managed Health Care (1.4%)
       43,500            UnitedHealth Group, Inc.                                                                   4,111,185
                                                                                                              ---------------
                         Medical Distributors (1.9%)
      112,700            Patterson Companies, Inc.*                                                                 5,696,985
                                                                                                              ---------------
                         Medical Specialties (3.8%)
       37,300            Alcon, Inc. (Switzerland)                                                                  3,618,100
       82,600            Dade Behring Holdings Inc.*                                                                5,093,942
       40,184            Kinetic Concepts, Inc.*                                                                    2,469,307
                                                                                                              ---------------
                                                                                                                   11,181,349
                                                                                                              ---------------
                         Miscellaneous Commercial Services (4.1%)
      185,100            Corporate Executive Board Co. (The)                                                       12,166,623
                                                                                                              ---------------
                         Oil & Gas Production (4.7%)
      273,960            Ultra Petroleum Corp. (Canada)*                                                           13,829,501
                                                                                                              ---------------
                         Other Consumer Services (7.0%)
      122,500            Apollo Group, Inc. (Class A)*                                                              8,834,700
      380,900            eBay, Inc.*                                                                               12,085,957
                                                                                                              ---------------
                                                                                                                   20,920,657
                                                                                                              ---------------
                         Other Metals/Minerals (1.1%)
       83,500            Cameco Corporation (Canada)                                                                3,246,480
                                                                                                              ---------------
                         Packaged Software (2.0%)
       49,700            Adobe Systems, Inc.                                                                        2,955,659
      281,400            Red Hat, Inc.*                                                                             3,025,050
                                                                                                              ---------------
                                                                                                                    5,980,709
                                                                                                              ---------------
                         Property - Casualty Insurers (3.1%)
       2,099             Berkshire Hathaway, Inc. (Class B)*                                                        5,873,023
       5,275             White Mountains Insurance Group, Ltd. (Bermuda)                                            3,307,478
                                                                                                              ---------------
                                                                                                                    9,180,501
                                                                                                              ---------------
                         Real Estate Investment Trusts (1.5%)
      130,500            Plum Creek Timber Co., Inc.                                                                4,507,470
                                                                                                              ---------------
                         Recreational Products (4.3%)
      174,000            Electronic Arts, Inc.*                                                                     9,289,860
      103,900            Shanda Interactive Entertainment, Ltd. (ADR) (Cayman Islands)*                             3,342,463
                                                                                                              ---------------
                                                                                                                   12,632,323
                                                                                                              ---------------
                         Restaurants (3.2%)
      172,390            AFC Enterprises, Inc.*                                                                     4,654,530
       89,800            P.F. Chang's China Bistro, Inc.*                                                           4,985,696
                                                                                                              ---------------
                                                                                                                    9,640,226
                                                                                                              ---------------
                         Semiconductors (1.0%)
       88,800            Marvell Technology Group, Ltd. (Bermuda)*                                                  2,973,024
                                                                                                              ---------------
                         Services to the Health Industry (1.4%)
       83,200            Stericycle, Inc.*                                                                          4,049,344
                                                                                                              ---------------
                         Specialty Telecommunications (2.0%)
      368,616            Crown Castle International Corp.*                                                          5,945,776
                                                                                                              ---------------
                         Telecommunication Equipment (1.7%)
      148,300            QUALCOMM, Inc.                                                                             5,174,187
                                                                                                              ---------------

                         Wholesale Distributors (1.3%)
      115,400            SCP Pool Corp.                                                                             3,759,732
                                                                                                              ---------------
                         Wireless Telecommunications (2.4%)
      144,900            America Movil S.A. de C.V. (Series L) (ADR) (Mexico)                                       7,194,285
                                                                                                              ---------------
                         TOTAL COMMON STOCKS
                           (Cost $286,038,803)                                                                    296,250,913
                                                                                                              ---------------

     PRINCIPAL
     AMOUNT IN
     THOUSANDS
-------------------
                         SHORT-TERM INVESTMENT (0.4%)
                         REPURCHASE AGREEMENT
       $1,262            Joint repurchase agreement account
                            2.945% due 05/02/05 (dated 04/29/05;
                            proceeds $1,262,310) (a)
                            (Cost $1,262,000)                                                                       1,262,000
                                                                                                              ---------------
                         TOTAL INVESTMENTS
                           (Cost $287,300,803) (b)                                               100.2%           297,512,913

                         LIABILITIES IN EXCESS OF OTHER ASSETS                                    (0.2)             (657,448)
                                                                                           ---------------    ---------------
                         NET ASSETS                                                              100.0%          $296,855,465
                                                                                           ===============    ===============


----------
    ADR     American Depositary Receipt.
     *      Non-income producing security.
    (a)     Collateralized by federal agency and U.S. Treasury obligations.
    (b)     The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $24,400,818 and the aggregate gross unrealized depreciation is $14,188,708, resulting in net unrealized appreciation of $10,212,110.
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ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Aggressive Equity Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 16, 2005


        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 16, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 16, 2005


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